Employee Costs (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Components of Employee Costs

		For the year ended December 31,
		2023	2022
	Note	$	$
Wages, salaries, and benefits		3,654.6	3,243.2
Pension costs		108.0	93.5
Net share-based compensation	22	60.1	26.0
Total employee costs		3,822.7	3,362.7
Direct labor		2,321.5	2,039.9
Indirect labor		1,501.2	1,322.8
Total employee costs		3,822.7	3,362.7